Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 5,524	$ 5,706
Income tax expense	300		[1]
Deferred tax assets	109,953	103,452
Deferred income tax asset recognized	0
Income tax loss carryforwards	109,953
Deferred tax losses	35,544	$ 35,283
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax losses	$ 35,544

[1]	Restated (Note 5)